Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 405,326	¥ 181,539
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 79,761	¥ 99,684